9. Selected Quarterly Condensed Consolidated Financial Data	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
9. Selected Quarterly Condensed Consolidated Financial Data

Summarized unaudited quarterly condensed consolidated financial data for the four quarters of 2013 and 2012 are as follows (in thousands):

	Quarter 4	Quarter 3	Quarter 2	Quarter 1	Quarter 4	Quarter 3	Quarter 2	Quarter 1
	2013	2013	2013	2013	2012	2012	2012	2012

Net interest income	$108	$118	$114	$99	$108	$112	$112	$134
SG&A expense	84	77	114	140	86	78	57	123
Net Income (Loss)	$24	$41	$–	$(41)	$22	$34	$55	$11